UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22026
                                                     ---------

                           The Gabelli SRI Fund, Inc.
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                -----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                           THE GABELLI SRI FUND, INC.

                              FIRST QUARTER REPORT
                                  JUNE 30, 2007


TO OUR SHAREHOLDERS,

      The Gabelli SRI Fund declined 1.10% versus a decline of 1.66% for the Standard & Poor's ("S&P") 500 Index from the period June 1, 2007 through June 30, 2007.

      Enclosed is the investment portfolio as of June 30, 2007.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------
                    ANNUAL RETURNS FROM INCEPTION (JUNE 1, 2007) THROUGH JUNE 30, 2007 (A)
                    ----------------------------------------------------------------------
                                      CLASS AAA SHARES   CLASS A SHARES   CLASS C SHARES   CLASS I SHARES
                                      ----------------   --------------   --------------   --------------
GABELLI SRI FUND .......................   (1.10)%           (1.20)%         (1.20)%           (1.10)%
Gabelli SRI Fund after sales charge.....   (1.10)            (6.88)(b)       (2.19)(c)         (1.10)
S&P 500 ................................   (1.66)            (1.66)          (1.66)            (1.66)
GROSS EXPENSE RATIO.....................    2.55              2.55            3.30              2.30
NET EXPENSE RATIO.......................    2.00              2.00            2.75              1.75
MAXIMUM SALES CHARGE....................    NONE              5.75            1.00              NONE

THE CURRENT GROSS EXPENSE RATIO FOR CLASS AAA, A, C, AND I SHARES IS 2.55%, 2.55%, 3.30%, AND 2.30%, RESPECTIVELY. THE NET EXPENSE RATIO AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2008 IS 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)
================================================================================

                                                     MARKET
     SHARES                                          VALUE
    --------                                        -------

             COMMON STOCKS -- 48.2%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.3%
        400  Midas Inc.+.......................... $  9,068
        400  Modine Manufacturing Co..............    9,040
                                                   --------
                                                     18,108
                                                   --------
             BROADCASTING -- 1.9%
        500  Beasley Broadcast Group Inc., Cl. A..    4,450
        400  Gray Television Inc..................    3,708
                                                   --------
                                                      8,158
                                                   --------
             BUSINESS SERVICES -- 1.2%
        200  Intermec Inc.+.......................    5,062
                                                   --------
             CABLE AND SATELLITE -- 4.3%
        500  Cablevision Systems Corp., Cl. A+....   18,095
                                                   --------
             DIVERSIFIED INDUSTRIAL -- 1.1%
        100  Crane Co.............................    4,545
                                                   --------
             ENVIRONMENTAL SERVICES -- 0.9%
        100  Waste Management Inc.................    3,905
                                                   --------
             EQUIPMENT AND SUPPLIES -- 1.0%
        100  CIRCOR International Inc.............    4,043
                                                   --------
             FINANCIAL SERVICES -- 6.1%
        200  American Express Co..................   12,236
        300  Sterling Bancorp.....................    4,809
        400  SWS Group Inc........................    8,648
                                                   --------
                                                     25,693
                                                   --------
             FOOD AND BEVERAGE -- 7.2%
        300  Cadbury Schweppes plc, ADR...........   16,290
        100  General Mills Inc....................    5,842
        500  Groupe Danone, ADR...................    8,130
                                                   --------
                                                     30,262
                                                   --------
             HEALTH CARE -- 5.4%
        300  Advanced Medical Optics Inc.+........   10,464
        200  Alpharma Inc., Cl. A.................    5,202
        200  AngioDynamics Inc.+..................    3,602
        200  Lifecore Biomedical Inc.+............    3,174
                                                   --------
                                                     22,442
                                                   --------

                                                     MARKET
     SHARES                                          VALUE
    --------                                        -------

             HOTELS AND GAMING -- 5.0%
        200  Gaylord Entertainment Co.+........... $ 10,728
        300  Hilton Hotels Corp...................   10,041
                                                   --------
                                                     20,769
                                                   --------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.7%
        100  Skyline Corp.........................    3,001
                                                   --------
             PUBLISHING -- 2.2%
        200  The E.W. Scripps Co., Cl. A..........    9,138
                                                   --------
             RETAIL -- 1.7%
        200  CVS Caremark Corp....................    7,290
                                                   --------
             SPECIALTY CHEMICALS -- 2.5%
        100  International Flavors &
               Fragrances Inc. ...................    5,214
        200  Sensient Technologies Corp...........    5,078
                                                   --------
                                                     10,292
                                                   --------
             TELECOMMUNICATIONS -- 1.5%
        300  Sprint Nextel Corp...................    6,213
                                                   --------
             TRANSPORTATION -- 1.2%
        100  GATX Corp............................    4,925
                                                   --------
             TOTAL COMMON STOCKS..................  201,941
                                                   --------
    PRINCIPAL
     AMOUNT
     ------
             U.S.  GOVERNMENT  OBLIGATIONS -- 51.8%
   $218,000  U.S. Treasury Bill,
               4.563%++, 08/09/07 ................  216,968
                                                   --------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $423,305).................... $418,909
                                                   ========
             Aggregate book cost.................. $423,305
                                                   ========
             Gross unrealized appreciation........ $  1,810
             Gross unrealized depreciation........   (6,206)
                                                   --------
             Net unrealized appreciation
               (depreciation) .................... $ (4,396)
                                                   ========
------------------
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt


               See accompanying notes to schedule of investments.

THE GABELLI SRI FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                Clarence A. Davis
CHAIRMAN AND CHIEF                                   CHIEF EXECUTIVE OFFICER,
EXECUTIVE OFFICER,                                   NESTOR, INC.
GAMCO INVESTORS, INC.

Vincent D. Enright                                   Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                         CHAIRMAN, BALMAC
AND CHIEF FINANCIAL OFFICER                          INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.


                                    OFFICERS

Bruce N. Alpert                                      Agnes Mullady
PRESIDENT                                            TREASURER

James E. McKee                                       Peter D. Goldstein
SECRETARY                                            CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                                    CUSTODIAN
                           The Bank of New York Mellon


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

THE
GABELLI
SRI
FUND, INC.




                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH








                                                            FIRST QUARTER REPORT
                                                                   JUNE 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli SRI Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date  August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date  August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date  August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.